Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000162358 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%	[1]
C000162358 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000162358 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[1]
C000162358 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[1]
C000162358 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[1]
C000162358 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
C000162358 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000162358 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162358 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162358 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000162358 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000162358 [Member] | Continuing Care Retirement Communities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000162358 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000162358 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000162358 [Member] | Government Obligation Bond Limited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000162358 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000162358 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000172840 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172840 [Member] | Hong Kong And China Gas Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172840 [Member] | CapitaLand Integrated Commercial Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172840 [Member] | Singapore Airlines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172840 [Member] | Telstra Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172840 [Member] | CapitaLand Ascendas REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172840 [Member] | Sino Land Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172840 [Member] | Coles Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172840 [Member] | Power Assets Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172840 [Member] | Wilmar International Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000172840 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172840 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000172840 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000172840 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000172840 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000172840 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172840 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000172840 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000172840 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172840 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000172841 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172841 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172841 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172841 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172841 [Member] | VeriSign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000172841 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172841 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172841 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172841 [Member] | Teledyne Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172841 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172841 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172841 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000172841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000172841 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000172841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000172841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000172841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000172841 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000172841 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000172841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000187865 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[2]
C000187865 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000187865 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[2]
C000187865 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[2]
C000187865 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.10%	[2]
C000187865 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[2]
C000187865 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000187865 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000187865 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000187865 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000187865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000187865 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000187865 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000187865 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000187865 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000187865 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000205579 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000205579 [Member] | SP 1 Plus Short Term [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
C000205579 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000205579 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000205579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%	[3]
C000205579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%	[3]
C000205579 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[3]
C000205579 [Member] | MIG1 Short Term [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[3]
C000205579 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000205579 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205579 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000205579 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
C000205579 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000205579 [Member] | Local Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000205579 [Member] | Government Obligation Bond Limited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000205579 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000205579 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000205579 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000205581 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000205581 [Member] | SP 1 Plus Short Term [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000205581 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000205581 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[4]
C000205581 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[4]
C000205581 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[4]
C000205581 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[4]
C000205581 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[4]
C000205581 [Member] | MIG3 Short Term [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000205581 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000205581 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000205581 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000205581 [Member] | Continuing Care Retirement Communities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205581 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000205581 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000205581 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000205581 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000205581 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000205581 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000216993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000216993 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000216993 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000216993 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000216993 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216993 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000216993 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000216993 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000216993 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
C000216993 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000216993 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000216993 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000216993 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218390 [Member] | Innoviva Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218390 [Member] | Post Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218390 [Member] | Gaming and Leisure Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000218390 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218390 [Member] | Four Corners Property Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000218390 [Member] | LTC Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218390 [Member] | OGE Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218390 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218390 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218390 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218390 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218390 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000218390 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000218390 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000218390 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218390 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218390 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000218390 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000218390 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000218390 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000223991 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[5]
C000223991 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000223991 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000223991 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[5]
C000223991 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[5]
C000223991 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%	[5]
C000223991 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[5]
C000223991 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223991 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000223991 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000223991 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000223991 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000223991 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000223991 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000223991 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000223991 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000223991 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%

[1]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[4]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[5]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.